Concentrations and Risks (Tables)	12 Months Ended
Dec. 31, 2024
Telecommunications service provider
Concentrations and Risks
Schedule of concentrations and risks
The Group relied on telecommunications service providers and their affiliates for servers and bandwidth services to support its operations for the years ended December 31, 2022, 2023 and 2024 as follows:

	For the Year Ended December 31,
	2022	2023	2024
	RMB in thousands
Total number of telecommunications service providers	153	116	115
Number of service providers providing 10% or more of the Group’s servers and bandwidth expenditure	3	2	4
Total percentage of the Group’s servers and bandwidth expenditure provided by 10% or greater service providers	45%	23%	53%

Credit risk
Concentrations and Risks
Schedule of concentrations and risks	The following table presents distribution channel and customer that had receivable balance exceeding 10% of the Group’s gross accounts receivable balance as of December 31, 2023 and 2024.

RMB in thousands	December 31, 2023	December 31, 2024
Distribution channel A	236,549	192,405
Customer A	235,125	168,503